Non-Underlying Items - Summary of Detailed Information About Non Underlying Items (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Non Underlying Items [Abstract]
Net gain on disposals	€ 3,564	€ 964	€ 24,014
Government grants	2,850	172	6,177
Restructuring costs	(4,967)	0	0
Costs in respect of disputes	(5,305)	0	0
Cost related to the Reverse Recapitalization	0	(84,193)	0
Negative goodwill from acquisition of a subsidiary	0	0	7,896
Gain on debt restructuring	0	0	7,380
Other	0	0	(261)
Total non-underlying items	€ (3,858)	€ (83,057)	€ 45,206